Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Information About Key Management Personnel [Abstract]
Summary of Key Management Personnel Compensation

Key management personnel compensation is as follows:

	2022	2021	2020
	$’000	$’000	$’000
Wages and salaries	4,085	3,482	839
Employer’s contribution to defined contribution plans	35	35	17
Benefits in kind	—	266	61
Non-executive directors’ remuneration by way of:
- Cash	450	336	313
- Share grants and options	3,673	4,033	280
	8,243	8,152	1,510